Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 26, 2014	Dec. 31, 2011	Mar. 31, 2014
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Goodwill	$ 8,000,000	$ 9,000,000
Maximum Period of Payment terms for which sales to dealers do not qualify for an "interest free" period	30 days
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	218,000,000	241,000,000	210,000,000
Foreign currency transaction net loss	340,000,000	68,000,000	33,000,000
Net loss realized on foreign currency	(132,000,000)	(40,000,000)	(33,000,000)
Foreign currency translation gain reclassified from accumulated other comprehensive loss			52,000,000
Cash and cash equivalents	5,163,000,000	5,567,000,000	5,199,000,000		6,355,000,000
Cash payments for interest	944,000,000	1,013,000,000	1,047,000,000
CNH paid taxes	744,000,000	521,000,000	673,000,000
Gain Loss at the time of securitization	0
Impairment of goodwill and other intangible assets	0	0
Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life	5 years
Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life	25 years
Venezuelan Subsidiary [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net monetary assets	125,000,000
Cash and cash equivalents	106,000,000
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	71,000,000
Bolivar fuerte re-measurement exchange rate	12.0					6.3
Dealer Networks [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life	15 years
Miller-St. Nazianz,Inc. [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Total cash consideration paid on acquisition				106,000,000
Accounts receivable				12,000,000
Inventory				18,000,000
Property, plant and equipment				16,000,000
Goodwill				8,000,000
Other intangible assets				62,000,000
Assumed liabilities				10,000,000
Goodwill deduction for tax purpose				$ 8,000,000
Miller-St. Nazianz,Inc. [Member] | Dealer Networks [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired				20 years
Miller-St. Nazianz,Inc. [Member] | Trademarks[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired				3 years
Miller-St. Nazianz,Inc. [Member] | Order Backlog[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired				1 year
Miller-St. Nazianz,Inc. [Member] | Patent Portfolio[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired				10 years
Miller-St. Nazianz,Inc. [Member] | Developed Technology[Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Useful life of intangible assets acquired				10 years